Filed with the Securities and Exchange Commission on January 16, 2026

1933 Act Registration File No. 333-146552

1940 Act File No. 811-22131

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 41

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 42

(Check appropriate box or boxes.)

Miller Investment Trust

(Exact Name of Registrant as Specified in Charter)

100 Market Street, Suite 203
Portsmouth, NH 03801
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (781) 416-4000

Michael Miller

100 Market Street, Suite 203

Portsmouth, NH 03801

(Name and Address of Agent for Service)

With copy to:

Bibb L. Strench, Esq.

Thompson Hine LLP 1919 M Street, N.W. Suite 700

Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X] on January 23, 2026 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 40 to its Registration Statement until January 23, 2026. Post-Effective Amendment No. 40 to the Trust’s Registration Statement relates to the Miller Convertible Total Return ETF, formerly, the Miller Convertible Growth ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 40 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940, filed on November 6, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 16th day of January, 2026.

Miller Investment Trust

By: /s/Michael Miller

Michael Miller*

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Name	Title	Date
/s/ Michael Miller	President, Principal Executive Officer, Principal Financial Officer, and Trustee	January 16, 2026
Michael Blank*	Trustee	January 16, 2026
Neal Chorney*	Trustee	January 16, 2026
Daniel Mainzer*	Trustee	January 16, 2026

*By:	/s/ Michael Miller
Michael Miller

Attorney-in-Fact pursuant to Powers of Attorney previously filed on February 28th, 2020.